Implementation of IFRS16 Leases - impact of IFSRS 16 on consoidated balance sheet 2 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Noncurrent Assets	$ 93,285		$ 86,452	$ 83,911
Current Assets	24,778		26,056
Total assets	118,063		112,508
Total equity	41,159		42,990	$ 39,885	$ 35,099
Total non-current liabilities	57,346		52,914
Total current liabilities	19,557		16,605
Total equity and liabilities	118,063		$ 112,508
weighted average incremental borrowing rate used when calculating lease liabilities		3.10%
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Noncurrent Assets	89,546
Current Assets	24,750
Total assets	114,296
Total equity	41,235
Total non-current liabilities	54,565
Total current liabilities	18,496
Total equity and liabilities	114,296
IFRS 16 Adjustments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Noncurrent Assets	3,738	$ 4,044
Current Assets	29	45
Total assets	3,767	4,089
Total equity	(76)
Total non-current liabilities	2,781	3,054
Total current liabilities	1,061	$ 1,035
Total equity and liabilities	$ 3,767